Acquisition	12 Months Ended
Sep. 30, 2024
Acquisition [Abstract]
Acquisition

3. Acquisition

During the fiscal year ended September 30, 2022, the Company made payments totaling ¥1,000 thousand for the acquisition of Laughact, Inc, a VTuber business, which was formerly wholly owned by the Company’s principal shareholder, CyberStep, Inc. The assets the Company acquired primarily consist of the ownership of Google and YouTube accounts and the ownership of Booth and FANBOX accounts for content sales. The transaction was accounted as an asset acquisition. Related to the acquisition, the Company recognized the advertising expenses of ¥909 thousand in the Consolidated Statements of Operations.